Quarterly Schedules of
Portfolio Holdings
July 31, 2020
Harbor Robeco Series

	Retirement Class	Institutional Class	Administrative Class	Investor Class
CONSERVATIVE EQUITY
Harbor Robeco Emerging Markets Conservative Equities Fund	HRERX	HRETX	HREAX	HRENX
Harbor Robeco Global Conservative Equities Fund	HRGTX	HRGIX	HRGDX	HRGNX
Harbor Robeco International Conservative Equities Fund	HRIRX	HRIEX	HRIMX	HRIVX
Harbor Robeco US Conservative Equities Fund	HRURX	HRUNX	HRUAX	HRUVX
CORE EQUITY
Harbor Robeco Emerging Markets Active Equities Fund	HRMEX	HRMTX	HRMNX	HRMOX

Harbor Robeco Emerging Markets Conservative Equities Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost and Principal Amounts in Thousands

COMMON STOCKS—94.3%
Shares		Value
AUTO COMPONENTS—1.2%
5,275	Shandong Linglong Tyre Co. Ltd. (China)	$18
5,400	Weifu High Technology Group Ltd. (China)	17
		35
AUTOMOBILES—2.2%
766	KIA Motors Corp. (South Korea)	26
10,785	Tofas Turk Otomobil Fabrikasi AS (Turkey)	39
		65
BANKS—18.3%
73,000	Agricultural Bank of China Ltd. (China)	26
18,700	Bank of Beijing Co. Ltd. (China)	13
146,000	Bank of China Ltd. (China)	49
40,000	Bank of Communications Co. Ltd. (China)	22
28,000	Chang Hwa Commercial Bank Ltd. (Taiwan)	18
47,000	China Citic Bank Corp. Ltd. (China)	21
74,000	China Construction Bank Corp. (China)	54
29,000	China Everbright Bank Co. Ltd. (China)	11
7,000	China Merchants Bank Co. Ltd. (China)	33
55,500	China Minsheng Banking Corp Ltd. (China)	35
36,000	CTBC Financial Holding Co. Ltd. (Taiwan)	24
29,151	E.Sun Financial Holding Co. Ltd. (Taiwan)	27
30,000	First Financial Holding Co. Ltd. (Taiwan)	24
500	Hana Financial Group Inc. (South Korea)	12
28,000	Hua Nan Financial Holdings Co Ltd. (Taiwan)	19
18,000	Huaxia Bank Co. Ltd. (China)	16
409	KB Financial Group Inc. (South Korea)	12
9,800	Kiatnakin Bank PCL NVDR (Thailand)[1]	12
6,300	Malayan Banking BHD (Malaysia)	11
49,000	Postal Savings Bank of China (China)[2]	27
484	Shinhan Financial Group Co. Ltd. (South Korea)	12
32,000	SinoPac Financial Holdings Co. Ltd. (Taiwan)	12
26,000	Taishin Financial Holding Co. Ltd. (Taiwan)	12
27,000	Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	20
11,700	Thanachart Capital PCL NVDR (Thailand)[1]	13
7,500	Tisco Financial Group PCL NVDR (Thailand)[1]	16
		551
BEVERAGES—0.5%
3,000	Arca Continental SAB de CV (Mexico)	15
CHEMICALS—0.6%
9,000	Taiwan Fertilizer Co. Ltd. (Taiwan)	17
COMMERCIAL SERVICES & SUPPLIES—1.6%
8,000	Country Garden Services Holdings Co. Ltd. (China)*	48
CONSTRUCTION & ENGINEERING—1.2%
17,400	China National Chemical Engineering Co. Ltd. (China)	14
13,099	Shenzhen International Holdings Ltd. (China)	22
		36
CONSTRUCTION MATERIALS—3.5%
4,500	Anhui Conch Cement Co. Ltd. (China)	34
12,000	Asia Cement Corp. (Taiwan)	17
22,000	China Resources Cement Holdings Ltd. (China)	30
17,000	Taiwan Cement Corp (Taiwan)	26
		107
DIVERSIFIED TELECOMMUNICATION SERVICES—3.9%
7,000	Chunghwa Telecom Co. Ltd. (Taiwan)	26
31,700	Digital Telecommunications Infrastructure Fund (Thailand)	15
1,715	Hellenic Telecommunications Organization SA (Greece)	25
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
2,097	KT Corp. ADR (South Korea)[1]	$21
48,200	Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	10
20,330	Turk Telekomunikasyon AS (Turkey)	21
		118
ELECTRIC UTILITIES—2.5%
5,200	EDP - Energias do Brasil SA (Brazil)	19
5,400	Equatorial Energia SA (Brazil)	26
5,700	Transmissora Alianca de Energia Eletrica SA (Brazil)*	32
		77
ELECTRICAL EQUIPMENT—1.6%
3,700	WEG SA (Brazil)	48
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.2%
7,000	Foxconn Technology Co. Ltd. (Taiwan)	13
7,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)	19
9,000	Synnex Technology International Corp (Taiwan)	13
17,000	Wistron Corp. (Taiwan)	20
		65
ENTERTAINMENT—1.7%
112	NetEase Inc. ADR (China)[1]	51
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.4%
15,023	Fortress REIT Ltd. (South Africa)	11
FOOD & STAPLES RETAILING—3.7%
2,925	Bim Birlesik Magazalar AS (Turkey)	30
1,000	Raia Drogasil SA (Brazil)*	24
15,500	Sun Art Retail Group Ltd. (China)	21
15,400	Wal-Mart de Mexico SAB de CV (Mexico)*	36
		111
FOOD PRODUCTS—2.1%
2,200	Gruma SAB de CV (Mexico)	26
1,800	Henan Shuanghui Investment & Development Co Ltd. (China)	14
30,000	Want Want China Holdings Ltd. (China)	22
		62
GAS UTILITIES—0.4%
4,200	Infraestructura Energetica Nova SAB de CV (Mexico)	12
HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
8,000	Shandong Weigao Group Medical Polymer Co Ltd. (China)	20
5,500	Top Glove Corp. BHD (Malaysia)	34
		54
HOTELS, RESTAURANTS & LEISURE—1.4%
456	Saudi Airlines Catering Co. (Saudi Arabia)	10
598	Yum China Holdings Inc. (China)	31
		41
HOUSEHOLD DURABLES—1.1%
2,200	Joyoung Co. Ltd. (China)	12
327	LG Electronics Inc. (South Korea)	20
		32
HOUSEHOLD PRODUCTS—0.4%
8,000	Kimberly-Clark de Mexico SAB de CV (Mexico)	13
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.7%
5,100	AES Tiete Energia SA (Brazil)*	15

Harbor Robeco Emerging Markets Conservative Equities Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—Continued
2,200	Electricity Generating PCL NVDR (Thailand)[1]	$17
10,500	Ratch Group PCL NVDR (Thailand)[1]	20
		52
INDUSTRIAL CONGLOMERATES—1.4%
22,000	CITIC Ltd. (China)	21
73,845	Dogan Sirketler Grubu Holding AS (Turkey)	22
		43
INSURANCE—1.4%
3,300	BB Seguridade Participacoes SA (Brazil)	18
17,000	Fubon Financial Holding Co. Ltd. (Taiwan)	24
		42
INTERACTIVE MEDIA & SERVICES—1.1%
116	Kakao Corp (South Korea)	34
INTERNET & DIRECT MARKETING RETAIL—3.1%
378	Alibaba Group Holding Ltd. ADR (China)*,1	95
IT SERVICES—1.8%
4,214	Infosys Ltd. ADR (India)[1]	54
MARINE—1.6%
2,950	Atlas Corp. (Marshall Islands)	21
7,000	MISC BHD (Malaysia)	13
18,126	Qatar Gas Transport Co. Ltd. (Qatar)	14
		48
MEDIA—0.5%
9,600	China South Publishing & Media Group Co Ltd. (China)	15
METALS & MINING—4.1%
32	Korea Zinc Co. Ltd. (South Korea)	11
674	Kumba Iron Ore Ltd. (South Africa)	22
1,228	MMC Norilsk Nickel PJSC ADR (Russia)*,1	32
410	Polyus PJSC GDR (Russia)[1]	47
907	Severstal PJSC GDR (Russia)[1]	11
		123
MULTI-UTILITIES—0.6%
7,100	China Yangtze Power Co. Ltd. (China)	19
OIL, GAS & CONSUMABLE FUELS—5.9%
14,000	China Shenhua Energy Co. Ltd. (China)	23
32,000	CNOOC Ltd. (China)	34
5,792	Gazprom PJSC ADR (Russia)[1]	28
680	LUKOIL PJSC ADR (Russia)[1]	47
168	Novatek PJSC GDR (Russia)[1]	25
477	Tatneft PJSC ADR (Russia)*,1	21
		178
PHARMACEUTICALS—1.1%
246	Dr. Reddy's Laboratories Ltd. ADR (India)[1]	15
4,400	Shandong Buchang Pharmaceuticals Co. Ltd. (China)	18
		33
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
8,000	Highwealth Construction Corp (Taiwan)	12
6,600	Jinke Properties Group Co. Ltd. (China)	8
		20
COMMON STOCKS—Continued
Shares		Value
ROAD & RAIL—0.5%
17,800	Daqin Railway Co. Ltd. (China)	$16
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.9%
5,000	Powertech Technology Inc. (Taiwan)	16
11,000	Quanta Computer Inc. (Taiwan)	31
5,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	73
36,000	United Microelectronics Corp. (Taiwan)	27
		147
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.5%
2,000	Asustek Computer Inc. (Taiwan)	15
4,000	Chicony Electronics Co. Ltd. (Taiwan)	12
32,000	Compal Electronics Inc. (Taiwan)	20
11,000	Lite-On Technology Corp. (Taiwan)	18
8,000	Pegatron Corp (Taiwan)	17
4,000	Radiant Opto-Electronics Corp (Taiwan)	17
778	Samsung Electronics Co. Ltd. (South Korea)	38
		137
TRANSPORTATION INFRASTRUCTURE—0.3%
8,000	Jiangsu Expressway Co Ltd. (China)	9
WATER UTILITIES—0.6%
12,000	Guangdong Investment Ltd. (China)	19
WIRELESS TELECOMMUNICATION SERVICES—6.2%
3,900	Advanced Info Service PCL NVDR (Thailand)[1]	23
6,500	China Mobile Ltd. (China)	44
7,000	Far EasTone Telecommunications Co Ltd. (Taiwan)	15
1,137	SK Telecom Co. Ltd. ADR (South Korea)[1]	23
6,000	Taiwan Mobile Co. Ltd. (Taiwan)	22
16,486	Turkcell Iletisim Hizmetleri AS (Turkey)*	35
3,277	Vodacom Group Ltd. (South Africa)	25
		187
TOTAL COMMON STOCKS
(Cost $2,853)		2,840

PREFERRED STOCKS—2.4%
BANKS—0.7%
10,000	Itausa - Investimentos Itau SA (Brazil)	21
DIVERSIFIED TELECOMMUNICATION SERVICES—1.0%
3,186	Telefonica Brasil SA ADR (Brazil)*,1	32
ELECTRIC UTILITIES—0.7%
1,667	Cia Paranaense de Energia ADR (Brazil)*,1	21
TOTAL PREFERRED STOCKS
(Cost $95)		74
TOTAL INVESTMENTS—96.7%
(Cost $2,948)		2,914
CASH AND OTHER ASSETS, LESS LIABILITIES—3.3%		99
TOTAL NET ASSETS—100.0%		$3,013

Harbor Robeco Emerging Markets Conservative Equities Fund
Portfolio of Investments—Continued

RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
BTS Group Holdings PCL	5,660	THB 14.00	02/16/2021	$ —	$—

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$58	$—	$58
Europe	211	172	—	383
Latin America	269	15	—	284
Middle East/Central Asia	69	24	—	93
Pacific Basin	242	1,780	—	2,022
Preferred Stocks
Latin America	74	—	—	74
Total Investments in Securities	$865	$2,049	$—	$2,914
Financial Derivatives Instruments - Assets
Rights/Warrants	$—	$—	$—	$—
Total Investments	$865	$2,049	$—	$2,914
There were no Level 3 Investments at July 31, 2020 or December 1, 2019 (inception).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $27 or 1% of net assets.
THB	Thai Baht
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Robeco Global Conservative Equities Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.6%
Shares		Value
AEROSPACE & DEFENSE—1.9%
110	Lockheed Martin Corp. (United States)	$42
287	Sturm Ruger & Co. Inc. (United States)	23
		65
AUTO COMPONENTS—0.9%
336	Canadian Tire Corp. (Canada)	31
AUTOMOBILES—0.3%
200	Toyota Motor Corp. (Japan)	12
BANKS—4.7%
3,108	Investors Bancorp Inc. (United States)	25
588	JPMorgan Chase & Co. (United States)	57
668	National Bank of Canada (Canada)	32
144	PNC Financial Services Group Inc. (United States)	15
2,219	Skandinaviska Enskilda Banken AB (Sweden)*	21
561	Sydbank AS (Denmark)*	11
		161
BEVERAGES—1.4%
2,697	Coca-Cola Amatil Ltd. (Australia)	16
229	PepsiCo Inc. (United States)	31
		47
BIOTECHNOLOGY—3.5%
145	Amgen Inc. (United States)	36
118	Biogen Inc. (United States)*	32
608	Gilead Sciences Inc. (United States)	42
79	United Therapeutics Corp. (United States)*	9
		119
CAPITAL MARKETS—5.1%
580	Artisan Partners Asset Management Inc. (United States)	21
340	ASX Ltd. (Australia)	20
1,165	CI Financial Corp (Canada)	16
481	Flow Traders (Netherlands)[1]	18
1,221	IGM Financial Inc. (Canada)	30
4,500	Nomura Holdings Inc. (Japan)	21
2,800	Singapore Exchange Ltd. (Singapore)	17
749	Virtu Financial Inc. (United States)	18
896	Waddell & Reed Financial Inc. (United States)	13
		174
COMMUNICATIONS EQUIPMENT—1.7%
1,236	Cisco Systems Inc. (United States)	58
CONSTRUCTION & ENGINEERING—0.9%
1,532	Skanska AB (Sweden)*	31
CONTAINERS & PACKAGING—0.7%
655	Silgan Holdings Inc. (United States)	25
DISTRIBUTORS—0.4%
276	D'ieteren SA (Belgium)	15
DIVERSIFIED FINANCIAL SERVICES—1.1%
268	T Rowe Price Group Inc. (United States)	37
DIVERSIFIED TELECOMMUNICATION SERVICES—4.6%
983	AT&T Inc. (United States)	29
1,307	Deutsche Telekom AG (Germany)	22
12,000	HKT Trust & HKT Ltd Stapled Security (Hong Kong)	18
6,295	Spark New Zealand Ltd. (New Zealand)	20
39	Swisscom AG (Switzerland)	21
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
4,315	Telia Co. AB (Sweden)	$17
585	Verizon Communications Inc. (United States)	33
		160
ELECTRIC UTILITIES—5.2%
231	American Electric Power Co. Inc. (United States)	20
685	Endesa SA (Spain)	20
2,082	Enel SpA (Italy)	19
70	Entergy Corp. (United States)	7
238	Evergy Inc. (United States)	16
981	Hydro One Ltd. (Canada)[1]	21
2,347	Iberdrola SA (Spain)*	30
307	Southern Co. (United States)	17
1,790	SSE PLC (United Kingdom)	30
		180
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
517	Benchmark Electronics Inc. (United States)	11
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.6%
242	Agree Realty Corp (United States)	16
992	Easterly Government Properties Inc. (United States)	24
3	Japan Real Estate Investment Corp (Japan)	16
1,308	Lexington Realty Trust (United States)	15
6,700	Mapletree Industrial Trust (Singapore)*	16
7	Nippon ProLogis REIT Inc. (Japan)*	24
1,472	Piedmont Office Realty Trust Inc. (United States)	24
294	RioCan Real Estate Investment Trust (Canada)	3
311	Terreno Realty Corp (United States)	19
		157
FOOD & STAPLES RETAILING—5.1%
1,546	Koninklijke Ahold Delhaize NV (Netherlands)	45
610	Kroger Co. (United States)	21
428	Metro Inc. (Canada)	19
839	Sprouts Farmers Market Inc. (United States)*	22
400	Sundrug Co. Ltd. (Japan)	14
250	Walmart Inc. (United States)	32
759	Woolworths Ltd. (Australia)	21
		174
FOOD PRODUCTS—4.8%
666	B&G Foods Inc. (United States)	19
811	Flowers Foods Inc. (United States)	18
359	General Mills Inc. (United States)	23
404	Hormel Foods Corp. (United States)	21
163	JM Smucker Co. (United States)	18
200	Nissin Foods Holdings Co. Ltd. (Japan)	18
3,989	Orkla ASA (Norway)	39
302	Tootsie Roll Industries Inc. (United States)	10
		166
GAS UTILITIES—0.6%
3,797	Snam SpA (Italy)	20
HEALTH CARE PROVIDERS & SERVICES—0.7%
288	DaVita Inc. (United States)*	25
HOUSEHOLD DURABLES—3.8%
193	Garmin Ltd. (United States)	19
173	Helen of Troy Ltd. (United States)*	33
909	Persimmon plc (United Kingdom)*	28

Harbor Robeco Global Conservative Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
471	PulteGroup Inc. (United States)	$21
1,700	Sekisui House Ltd. (Japan)	31
		132
HOUSEHOLD PRODUCTS—2.4%
105	Clorox Co. (United States)	25
438	Procter & Gamble Co. (United States)	57
		82
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.6%
6,304	Meridian Energy Ltd. (New Zealand)	21
INSURANCE—7.1%
312	Ageas (Belgium)	12
104	Allianz SE (Germany)	21
327	Allstate Corp. (United States)	31
200	AMERISAFE Inc. (United States)	13
1,665	Gjensidige Forsikring ASA (Norway)*	34
774	Great-West Lifeco Inc. (Canada)	14
186	Hannover Rueck SE (Germany)	31
114	Intact Financial Corp. (Canada)	12
139	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	37
437	Sun Life Financial Inc. (Canada)	17
56	Zurich Insurance Group AG (Switzerland)	21
		243
INTERNET & DIRECT MARKETING RETAIL—1.4%
853	eBay Inc. (United States)	47
IT SERVICES—6.7%
218	Akamai Technologies Inc. (United States)*	25
503	Amdocs Ltd. (United States)	31
134	CACI International Inc. (United States)*	28
300	Fujitsu Ltd. (Japan)	40
174	Jack Henry + Associates Inc. (United States)	31
228	ManTech International Corp. (United States)	16
900	Nomura Research Institute Ltd. (Japan)	24
1,457	Western Union Co. (United States)	35
		230
LEISURE PRODUCTS—0.4%
500	Sankyo Co. Ltd. (Japan)	13
LIFE SCIENCES TOOLS & SERVICES—0.8%
711	Luminex Corp. (United States)	26
MULTILINE RETAIL—2.8%
265	Dollar General Corp. (United States)	50
178	Target Corp (United States)	22
707	Wesfarmers Ltd. (Australia)	24
		96
MULTI-UTILITIES—2.8%
1,346	AGL Energy Ltd. (Australia)	16
274	Dominion Energy Inc. (United States)	22
4,113	Hera SpA (Italy)	16
619	MDU Resources Group Inc. (United States)	13
938	National Grid plc (United Kingdom)	11
141	Sempra Energy (United States)	18
		96
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—4.9%
182	Eli Lilly and Co. (United States)	$27
1,229	GlaxoSmithKline plc (United Kingdom)	24
382	Merck & Co. Inc. (United States)	31
848	Pfizer Inc. (United States)	33
154	Roche Holding AG (Switzerland)	53
		168
PROFESSIONAL SERVICES—0.5%
270	Thomson Reuters Corp (Canada)	19
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
3,000	Hulic Co. Ltd. (Japan)	26
174	Swiss Prime Site AG (Switzerland)	16
		42
ROAD & RAIL—0.4%
4,694	Aurizon Holdings Ltd. (Australia)	15
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
614	Intel Corp. (United States)	29
SOFTWARE—3.3%
83	Citrix Systems Inc. (United States)	12
364	Microsoft Corp. (United States)	74
197	Oracle Corp. (United States)	11
63	Zoom Video Communications Inc. (United States)*	16
		113
SPECIALTY RETAIL—3.4%
23	AutoZone Inc. (United States)*	28
439	Best Buy Co. Inc. (United States)	44
711	JB Hi-Fi Ltd. (Australia)	23
171	Murphy USA Inc. (United States)*	22
		117
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.2%
180	Apple Inc. (United States)	77
718	Seagate Technology plc (Ireland)	32
		109
TRADING COMPANIES & DISTRIBUTORS—0.6%
900	ITOCHU Corp. (Japan)	20
WIRELESS TELECOMMUNICATION SERVICES—2.0%
1,300	KDDI Corp. (Japan)	41
1,000	NTT DoCoMo Inc. (Japan)	28
		69
TOTAL COMMON STOCKS
(Cost $3,366)		3,355
TOTAL INVESTMENTS—97.6%
(Cost $3,366)		3,355
CASH AND OTHER ASSETS, LESS LIABILITIES—2.4%		81
TOTAL NET ASSETS—100.0%		$3,436

Harbor Robeco Global Conservative Equities Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$32	$663	$—	$695
North America	2,105	—	—	2,105
Pacific Basin	—	555	—	555
Total Investments in Securities	$2,137	$1,218	$—	$3,355
There were no Level 3 Investments at July 31, 2020 or December 1, 2019 (inception).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $39 or 1% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Robeco International Conservative Equities Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.4%
Shares		Value
AEROSPACE & DEFENSE—0.6%
2,839	BAE Systems plc (United Kingdom)	$18
AIR FREIGHT & LOGISTICS—0.6%
1,384	Bpost SA (Belgium)*	9
3,475	CTT-Correios de Portugal SA (Portugal)*	9
		18
AUTOMOBILES—1.5%
700	Toyota Motor Corp. (Japan)	42
BANKS—4.1%
557	BNP Paribas SA (France)	23
1,202	DNB ASA (Norway)	18
10,223	Intesa Sanpaolo SpA (Italy)*	21
16,700	Mizuho Financial Group Inc. (Japan)	20
2,454	Skandinaviska Enskilda Banken AB (Sweden)*	24
563	Sydbank AS (Denmark)*	11
		117
BEVERAGES—1.6%
147	Carlsberg AS (Denmark)	21
4,081	Coca-Cola Amatil Ltd. (Australia)	24
		45
BIOTECHNOLOGY—0.9%
600	Chugai Pharmaceutical Co. Ltd. (Japan)	27
BUILDING PRODUCTS—0.8%
41	Geberit AG (Switzerland)	23
CAPITAL MARKETS—4.0%
368	ASX Ltd. (Australia)	22
1,154	CI Financial Corp (Canada)	16
630	Flow Traders (Netherlands)[1]	23
2,285	IG Group Holdings plc (United Kingdom)	22
628	IGM Financial Inc. (Canada)	15
3,000	Singapore Exchange Ltd. (Singapore)	18
		116
CHEMICALS—1.4%
8	Givaudan SA (Switzerland)	33
554	Kemira OYJ (Finland)	7
		40
COMMERCIAL SERVICES & SUPPLIES—0.9%
300	Secom Co. Ltd. (Japan)	26
CONSTRUCTION & ENGINEERING—2.4%
1,500	Kandenko Co. Ltd. (Japan)	12
800	Kinden Corp. (Japan)	12
1,800	Obayashi Corp. (Japan)	16
1,494	Skanska AB (Sweden)*	30
		70
DISTRIBUTORS—0.5%
277	D'ieteren SA (Belgium)	15
DIVERSIFIED FINANCIAL SERVICES—1.5%
1,312	Plus500 Ltd. (United Kingdom)	21
83	Sofina SA (Belgium)	23
		44
DIVERSIFIED TELECOMMUNICATION SERVICES—6.3%
1,776	Deutsche Telekom AG (Germany)	30
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
367	Elisa OYJ (Finland)	$22
13,000	HKT Trust & HKT Ltd Stapled Security (Hong Kong)	19
35,000	PCCW Ltd. (Hong Kong)	20
635	Proximus SADP (Belgium)	13
6,575	Spark New Zealand Ltd. (New Zealand)	21
40	Swisscom AG (Switzerland)	21
6,163	Telefonica Deutschland Holding AG (Germany)	17
4,713	Telia Co. AB (Sweden)	18
		181
ELECTRIC UTILITIES—6.9%
156	BKW AG (Switzerland)	15
732	Endesa SA (Spain)	21
4,089	Enel SpA (Italy)	37
858	Fortum OYJ (Finland)	17
962	Hydro One Ltd. (Canada)[1]	21
3,234	Iberdrola SA (Spain)*	42
3,000	Power Assets Holdings Ltd. (Hong Kong)	17
1,791	SSE PLC (United Kingdom)	30
		200
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
100	Daiwabo Holdings Co. Ltd. (Japan)	7
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.9%
3,888	BWP Trust (Australia)	10
21,581	Cromwell Property Group (Australia)	14
11	Industrial & Infrastructure Fund Investment Corp (Japan)	21
3	Japan Real Estate Investment Corp (Japan)	15
9,400	Mapletree Industrial Trust (Singapore)*	22
14,600	Mapletree Logistics Trust (Singapore)*	23
10	Mori Trust Sogo Inc. (Japan)	12
7	Nippon ProLogis REIT Inc. (Japan)*	24
		141
FOOD & STAPLES RETAILING—8.0%
2,118	Coles Group Ltd. (Australia)	27
453	ICA Gruppen AB (Sweden)	22
1,064	Kesko OYJ (Finland)	23
1,451	Koninklijke Ahold Delhaize NV (Netherlands)	42
300	Lawson Inc. (Japan)	15
371	Loblaw Cos. Ltd. (Canada)	19
412	Metro Inc. (Canada)	18
300	Sugi Holdings Co. Ltd. (Japan)	22
500	Sundrug Co. Ltd. (Japan)	17
937	Woolworths Ltd. (Australia)	26
		231
FOOD PRODUCTS—3.7%
3	Chocoladefabriken Lindt & Spruengli AG (Switzerland)	23
300	Nissin Foods Holdings Co. Ltd. (Japan)	27
3,893	Orkla ASA (Norway)	39
300	Toyo Suisan Kaisha Ltd. (Japan)	18
		107
GAS UTILITIES—0.8%
4,095	Snam SpA (Italy)	22
HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
1,009	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	24

Harbor Robeco International Conservative Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—1.4%
222	Galenica AG (Switzerland)*,1	$17
977	Sonic Healthcare Ltd. (Australia)	22
		39
HOUSEHOLD DURABLES—1.7%
295	Berkeley Group Holdings plc (United Kingdom)	17
1,700	Sekisui House Ltd. (Japan)	31
		48
HOUSEHOLD PRODUCTS—0.5%
129	Reckitt Benckiser Group plc (United Kingdom)	13
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—3.2%
703	Atlantica Yield PLC (United Kingdom)	21
10,309	Ausnet Services (Australia)	13
1,143	Encavis AG (Germany)	18
6,507	Meridian Energy Ltd. (New Zealand)	21
1,602	TransAlta Renewables Inc (Canada)	19
		92
INSURANCE—8.3%
338	Ageas (Belgium)	13
164	Allianz SE (Germany)	34
1,114	Assicurazioni Generali SpA (Italy)	17
1,586	Gjensidige Forsikring ASA (Norway)*	33
110	Hannover Rueck SE (Germany)	19
150	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	40
398	Sun Life Financial Inc. (Canada)	15
230	Swiss RE AG (Switzerland)	18
172	Talanx AG (Germany)	6
6,200	Unipolsai Assicurazioni SpA (Italy)	16
77	Zurich Insurance Group AG (Switzerland)	28
		239
IT SERVICES—0.8%
900	Nomura Research Institute Ltd. (Japan)	24
LEISURE PRODUCTS—0.8%
900	Sankyo Co. Ltd. (Japan)	22
MACHINERY—1.9%
458	Alstom SA (France)*	25
360	Kone OYJ (Finland)	29
		54
MEDIA—0.4%
15,300	Singapore Press Holdings Ltd. (Singapore)	12
METALS & MINING—2.1%
3,784	Fortescue Metals Group Ltd. (Australia)	47
176	Rio Tinto Ltd. (Australia)	13
		60
MULTILINE RETAIL—1.6%
1,423	Wesfarmers Ltd. (Australia)	47
MULTI-UTILITIES—2.0%
1,442	AGL Energy Ltd. (Australia)	17
4,129	Hera SpA (Italy)	16
2,099	National Grid plc (United Kingdom)	25
		58
COMMON STOCKS—Continued
Shares		Value
PAPER & FOREST PRODUCTS—0.7%
597	Holmen AB Class B (Sweden)*	$21
PHARMACEUTICALS—6.4%
1,400	Astellas Pharma Inc. (Japan)	22
157	AstraZeneca plc (United Kingdom)	17
1,682	GlaxoSmithKline plc (United Kingdom)	34
232	Novo Nordisk AS (Denmark)	15
1,100	Ono Pharmaceutical Co. Ltd. (Japan)	31
139	Roche Holding AG (Switzerland)	48
149	Sanofi SA (France)	16
		183
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.4%
600	Goldcrest Co. Ltd. (Japan)	7
139	PSP Swiss Property AG (Switzerland)	16
186	Swiss Prime Site AG (Switzerland)	17
		40
ROAD & RAIL—0.6%
4,989	Aurizon Holdings Ltd. (Australia)	16
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
163	ASM International NV (Netherlands)*	25
SOFTWARE—1.3%
296	Check Point Software Technologies Ltd. (Israel)*	37
SPECIALTY RETAIL—3.3%
1,124	Bilia AB (Sweden)	11
1,400	EDION Corp (Japan)	14
142	Fielmann AG (Germany)*	10
714	JB Hi-Fi Ltd. (Australia)	24
1,500	K's Holdings Corp (Japan)	19
600	Shimachu Co. Ltd. (Japan)	16
		94
TRADING COMPANIES & DISTRIBUTORS—0.8%
1,100	ITOCHU Corp. (Japan)	24
WIRELESS TELECOMMUNICATION SERVICES—4.9%
775	Freenet AG (Germany)	13
1,700	KDDI Corp. (Japan)	54
1,300	NTT DoCoMo Inc. (Japan)	36
1,448	Telenor ASA (Norway)	22
9,652	Vodafone Group plc (United Kingdom)	15
		140
TOTAL COMMON STOCKS
(Cost $2,790)		2,802
TOTAL INVESTMENTS—97.4%
(Cost $2,790)		2,802
CASH AND OTHER ASSETS, LESS LIABILITIES—2.6%		76
TOTAL NET ASSETS—100.0%		$2,878

Harbor Robeco International Conservative Equities Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$21	$1,469	$—	$1,490
Middle East/Central Asia	37	—	—	37
North America	123	—	—	123
Pacific Basin	—	1,152	—	1,152
Total Investments in Securities	$181	$2,621	$—	$2,802
There were no Level 3 Investments at July 31, 2020 or December 1, 2019 (inception).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $61 or 2% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Robeco US Conservative Equities Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—98.4%
Shares		Value
AEROSPACE & DEFENSE—1.0%
86	Lockheed Martin Corp.	$33
BANKS—4.4%
521	Citigroup Inc.	26
3,353	Investors Bancorp Inc.	27
455	JPMorgan Chase & Co.	44
198	PNC Financial Services Group Inc.	21
539	U.S. Bancorp.	20
		138
BEVERAGES—1.4%
326	PepsiCo Inc.	45
BIOTECHNOLOGY—3.5%
165	Amgen Inc.	40
1,001	Gilead Sciences Inc.	70
		110
BUILDING PRODUCTS—1.2%
616	Johnson Controls International plc	24
137	Simpson Manufacturing Co. Inc.	13
		37
CAPITAL MARKETS—2.2%
213	Cohen & Steers Inc.	13
573	Federated Investors Inc.	15
1,402	Virtu Financial Inc.	35
491	Waddell & Reed Financial Inc.	7
		70
CHEMICALS—0.8%
64	Newmarket Corp.	24
COMMUNICATIONS EQUIPMENT—1.4%
924	Cisco Systems Inc.	43
DIVERSIFIED TELECOMMUNICATION SERVICES—3.8%
1,952	AT&T Inc.	58
1,084	Verizon Communications Inc.	62
		120
ELECTRIC UTILITIES—5.6%
198	American Electric Power Co. Inc.	17
316	Avangrid Inc.	16
227	Duke Energy Corp	19
382	Evergy Inc.	25
309	Eversource Energy	28
310	FirstEnergy Corp.	9
152	NextEra Energy Inc.	43
371	Southern Co.	20
		177
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.3%
183	CDW Corp.	21
255	Plexus Corp.*	19
		40
ENTERTAINMENT—1.5%
323	Electronic Arts Inc.*	46
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—6.6%
301	Agree Realty Corp	20
1,350	Easterly Government Properties Inc.	33
88	EastGroup Properties Inc.	12
COMMON STOCKS—Continued
Shares		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
1,023	Equity Commonwealth*	$32
2,030	Lexington Realty Trust	24
205	Life Storage Inc.	20
178	Mid-America Apartment Communities Inc.	21
805	Piedmont Office Realty Trust Inc.	13
88	ProLogis Inc.	9
390	Terreno Realty Corp	24
		208
FOOD & STAPLES RETAILING—4.1%
78	Casey's General Stores Inc.	12
1,255	Kroger Co.	44
1,117	Sprouts Farmers Market Inc.*	29
352	Walmart Inc.	46
		131
FOOD PRODUCTS—6.4%
1,309	B&G Foods Inc.	38
594	Campbell Soup Co.	29
931	Flowers Foods Inc.	21
166	General Mills Inc.	11
169	Hershey Co.	25
670	Hormel Foods Corp.	34
302	JM Smucker Co.	33
113	John B Sanfilippo & Son Inc.	10
		201
HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
113	Baxter International Inc.	10
356	Medtronic plc	34
		44
HEALTH CARE PROVIDERS & SERVICES—2.1%
52	Chemed Corp.	26
457	DaVita Inc.*	40
		66
HOUSEHOLD DURABLES—2.2%
247	Garmin Ltd.	24
160	Helen of Troy Ltd.*	30
82	Whirlpool Corp.	14
		68
HOUSEHOLD PRODUCTS—4.4%
164	Church & Dwight Co. Inc.	16
188	Colgate-Palmolive Co.	15
204	Kimberly-Clark Corp	31
582	Procter & Gamble Co.	76
		138
INSURANCE—4.3%
495	Aflac Inc.	18
358	Allstate Corp.	34
88	Everest Re Group Ltd.	19
165	Hanover Insurance Group Inc.	17
405	Hartford Financial Services Group Inc.	17
106	Marsh & McLennan Companies	12
542	MetLife Inc.	20
		137

Harbor Robeco US Conservative Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INTERNET & DIRECT MARKETING RETAIL—1.1%
494	eBay Inc.	$27
294	PetMed Express Inc.	9
		36
IT SERVICES—6.1%
277	Akamai Technologies Inc.*	31
510	Amdocs Ltd.	32
94	CACI International Inc.*	19
315	Genpact Ltd.	13
263	Leidos Holdings Inc.	25
404	ManTech International Corp.	28
1,877	Western Union Co.	46
		194
MEDIA—3.2%
15	Cable One Inc.	27
1,662	Liberty Global plc Class C*	38
646	Omnicom Group Inc.	35
		100
METALS & MINING—0.6%
191	Reliance Steel & Aluminum Co.	19
MULTILINE RETAIL—2.7%
204	Dollar General Corp.	39
362	Target Corp	45
		84
MULTI-UTILITIES—2.9%
194	Avista Corp.	7
267	Dominion Energy Inc.	22
437	Public Service Enterprise Group Inc.	24
184	Sempra Energy	23
148	Waste Management Inc.	16
		92
OIL, GAS & CONSUMABLE FUELS—0.1%
45	Valero Energy Corp.	2
PHARMACEUTICALS—5.5%
574	Johnson & Johnson	84
552	Merck & Co. Inc.	44
1,219	Pfizer Inc.	47
		175
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—0.8%
206	FTI Consulting Inc.*	$25
ROAD & RAIL—0.9%
159	Kansas City Southern	27
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.3%
157	Cirrus Logic Inc.*	10
896	Intel Corp.	43
50	Lam Research Corp.	19
		72
SOFTWARE—5.4%
396	Microsoft Corp.	81
1,850	Nortonlifelock Inc.	40
362	Oracle Corp.	20
118	Zoom Video Communications Inc.*	30
		171
SPECIALTY RETAIL—3.8%
475	Best Buy Co. Inc.	47
602	Buckle Inc.*	10
191	Murphy USA Inc.*	25
60	O'Reilly Automotive Inc.*	29
175	TJX Companies Inc.*	9
		120
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.4%
253	Apple Inc.	108
TOTAL COMMON STOCKS
(Cost $3,105)		3,101
TOTAL INVESTMENTS—98.4%
(Cost $3,105)		3,101
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		52
TOTAL NET ASSETS—100.0%		$3,153

FAIR VALUE MEASUREMENTS
All investments at July 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2020 or December 1, 2019 (inception).
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Robeco Emerging Markets Active Equities Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—93.7%
Shares		Value
AEROSPACE & DEFENSE—0.3%
451	Hanwha Aerospace Co. Ltd. (South Korea)*	$9
AUTO COMPONENTS—1.5%
545	Hankook Tire & Technology Co. Ltd. (South Korea)	12
61	Hyundai Mobis Co. Ltd. (South Korea)*	10
177	Hyundai Wia Corp. (South Korea)	6
9,200	Nemak SAB de CV (Mexico)	2
47	S&T Motiv Co Ltd. (South Korea)	2
4,369	Shandong Linglong Tyre Co. Ltd. (China)	15
		47
AUTOMOBILES—2.4%
16,500	Baic Motor Corp. Ltd. (China)	8
1,000	China Motor Corp. (Taiwan)*	1
6,000	China Yongda Automobiles Services Holdings Ltd. (China)	6
20,500	Great Wall Motor Co. Ltd. Class H (China)	20
523	KIA Motors Corp. (South Korea)	18
950	Mahindra & Mahindra Ltd. GDR (India)[1]	8
1,448	Tata Motors Ltd. ADR (India)*,1	10
861	Tofas Turk Otomobil Fabrikasi AS (Turkey)	3
		74
BANKS—13.1%
1,840	Absa Group Ltd. (South Africa)	8
53,000	Agricultural Bank of China Ltd. (China)	19
3,002	Alinma Bank (Saudi Arabia)*	12
6,700	AMMB Holdings Bhd (Malaysia)	4
1,000	Arab National Bank (Saudi Arabia)	5
700	Banco Do Brasil SA (Brazil)*	4
2,483	Banco Santander Brasil SA ADR (Brazil)*,1	14
2,400	Bangkok Bank PCL (Thailand)	8
8,900	Bank of Chengdu Co. Ltd. (China)	11
80,000	Bank of China Ltd. (China)	27
26,000	Bank of Communications Co. Ltd. (China)	14
15,500	Bank of Jiangsu Co. Ltd. (China)	13
3,200	Bank of Shanghai Co. Ltd. (China)	4
1,614	BNK Financial Group Inc. (South Korea)	7
36,000	China Citic Bank Corp. Ltd. (China)	16
53,000	China Construction Bank Corp. (China)	39
15,000	China Everbright Bank Co. Ltd. (China)	6
25,000	China Minsheng Banking Corp Ltd. (China)	16
25,000	Chongqing Rural Commercial Bank Co. Ltd. (China)	10
4,442	Commercial Bank PSQC (Qatar)	5
30,000	CTBC Financial Holding Co. Ltd. (Taiwan)	20
1,382	DGB Financial Group Inc. (South Korea)	6
750	Hana Financial Group Inc. (South Korea)	19
500	ICICI Bank Ltd. ADR (India)*,1	5
33,000	Industrial & Commercial Bank of China Ltd. (China)	19
674	KB Financial Group Inc. (South Korea)	20
9,300	Kiatnakin Bank PCL NVDR (Thailand)[1]	11
10,889	Masraf Al Rayan Q.S.C (Qatar)	12
2,283	Moneta Money Bank AS (Czech Republic)*,2	5
1,200	Regional SAB de CV (Mexico)*	3
6,700	RHB Bank BHD (Malaysia)	8
618	Shinhan Financial Group Co. Ltd. (South Korea)	15
21,000	SinoPac Financial Holdings Co. Ltd. (Taiwan)	8
120	State Bank of India GDR (India)*,1	3
13,700	Thanachart Capital PCL NVDR (Thailand)[1]	15
836	VTB Bank PJSC GDR (Russia)*,1	1
		412
BEVERAGES—1.1%
4,200	Carabao Group PCL NVDR (Thailand)[1]	16
COMMON STOCKS—Continued
Shares		Value
BEVERAGES—Continued
315	Hite Jinro Co. Ltd. (South Korea)	$11
1,100	Shanghai Bairun Investment Holding Group Co. Ltd. (China)*	9
		36
BIOTECHNOLOGY—0.5%
1,824	Aspen Pharmacare Holdings Ltd. (South Africa)*	14
28,000	Sihuan Pharmaceutical Holdings Ltd. (China)	3
		17
CAPITAL MARKETS—0.4%
5,000	CSC Financial Co. Ltd. (China)[2]	7
1,600	GF Securities Co. Ltd. (China)	2
2,553	Investec Ltd. (South Africa)*	5
		14
CHEMICALS—0.6%
101	LOTTE Fine Chemical Co. Ltd. (South Korea)	4
191	Soulbrain Co. Ltd. (South Korea)	15[x]
		19
CONSTRUCTION & ENGINEERING—1.9%
13,600	China National Chemical Engineering Co. Ltd. (China)	11
12,500	China Railway Construction Corp. Ltd. (China)	10
24,000	China Railway Group Ltd. (China)	12
19	Daelim Industrial Co. Ltd. (South Korea)	1
4,270	Gamuda BHD (Malaysia)	4
364	HDC Hyundai Development Co-Engineering & Construction (South Korea)	7
400	Larsen & Toubro Ltd. GDR (India)[1]	5
9,000	Metallurgical Corp of China Ltd. (China)	1
1,001	Samsung Engineering Co. Ltd. (South Korea)*	10
		61
CONSTRUCTION MATERIALS—2.6%
2,500	Anhui Conch Cement Co. Ltd. (China)	19
1,500	Asia Cement China Holdings Corp (China)	2
9,000	Asia Cement Corp. (Taiwan)	12
14,000	China National Building Material Co. Ltd. (China)	22
2,000	China Resources Cement Holdings Ltd. (China)	3
355	Qassim Cement Co. (Saudi Arabia)	6
14,900	Tipco Asphalt PCL NVDR (Thailand)[1]	13
28,000	West China Cement Ltd. (China)	6
		83
CONSUMER FINANCE—0.2%
4,700	Gentera SAB de CV (Mexico)*	2
169	Samsung Card Co. Ltd. (South Korea)	4
		6
DIVERSIFIED CONSUMER SERVICES—0.1%
6,000	China New Higher Education Group Ltd. (China)[2]	4
DIVERSIFIED FINANCIAL SERVICES—0.2%
187	Kruk SA (Poland)	7
DIVERSIFIED TELECOMMUNICATION SERVICES—1.2%
1,442	KT Corp. ADR (South Korea)[1]	14
2,841	Ooredoo QPSC (Qatar)	5
6,200	Telekom Malaysia BHD (Malaysia)	6
12,462	Turk Telekomunikasyon AS (Turkey)	13
		38

Harbor Robeco Emerging Markets Active Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—0.9%
855	Cia Paranaense de Energia ADR (Brazil)*,1	$11
158,548	ENEL Chile SA (Chile)	13
1,285	Engie Energia Chile SA (Chile)*	2
919	Saudi Electricity Co. (Saudi Arabia)	4
1,400	Transmissora Alianca de Energia Eletrica SA (Brazil)*	8
		38
ELECTRICAL EQUIPMENT—0.3%
8,000	Shanghai Electric Group Co. Ltd. (China)*	3
8,000	TECO Electric and Machinery Co. Ltd. (Taiwan)	7
		10
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.2%
6,000	Compeq Manufacturing Co. Ltd. (Taiwan)	10
10,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)	27
3,500	Kingboard Holdings Ltd. (China)	10
115	LG Innotek Co. Ltd. (South Korea)	16
5,000	Q Technology Group Co. Ltd. (China)*	7
3,000	Tripod Technology Corp (Taiwan)	13
15,000	Wistron Corp. (Taiwan)	17
		100
ENERGY EQUIPMENT & SERVICES—0.3%
10,000	China Oilfield Services Ltd. (China)	8
ENTERTAINMENT—1.6%
2,500	NetDragon Websoft Holdings Ltd. (China)	7
69	NetEase Inc. ADR (China)[1]	32
1,900	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A (China)	12
		51
FOOD & STAPLES RETAILING—1.0%
7,114	Cencosud SA (Chile)	12
426	Eurocash SA (Poland)*	2
1,420	Savola (Saudi Arabia)*	18
		32
FOOD PRODUCTS—2.8%
186	Astral Foods Ltd. (South Africa)*	1
8,100	Charoen Pokphand Foods PCL NVDR (Thailand)[1]	9
600	Chongqing Brewery Co. Ltd. (China)	6
3,500	Fujian Sunner Development Co. Ltd. (China)*	14
670	Gruma SAB de CV (Mexico)	8
3,000	Heilongjiang Agriculture (China)	8
5,400	Marfrig Global Foods SA (Brazil)*	15
6,000	Minerva SA (Brazil)*	16
17	NongShim Co. Ltd. (South Korea)	5
18	Samyang Foods Co. Ltd. (South Korea)	2
80	Saudia Dairy & Foodstuff Co. (Saudi Arabia)	4
		88
GAS UTILITIES—0.2%
65,400	Perusahaan Gas Negara TBK PT (Indonesia)	6
HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
1,100	Supermax Corp. BHD (Malaysia)*	5
3,500	Top Glove Corp. BHD (Malaysia)	21
		26
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—0.5%
34,500	Chularat Hospital PCL NVDR (Thailand)[1]	$3
2,600	Qualicorp Consultoria e Corretora de Seguros SA (Brazil)*	14
		17
HOUSEHOLD DURABLES—1.8%
1,700	Construtora Tenda SA (Brazil)*	11
3,000	Even Construtora e Incorporadora SA (Brazil)*	8
2,500	Hangzhou Robam Appliances Co. Ltd. (China)	14
88	LG Electronics Inc. (South Korea)	5
24,000	Skyworth Group Ltd. (China)*	8
3,200	Suofeiya Home Collection Co. Ltd. (China)	10
		56
HOUSEHOLD PRODUCTS—0.7%
4,600	Hartalega Holdings BHD (Malaysia)	22
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.5%
34,592	Colbun SA (Chile)	6
900	Electricity Generating PCL NVDR (Thailand)[1]	7
49,400	Gunkul Engineering PCL NVDR (Thailand)[1]	4
		17
INDUSTRIAL CONGLOMERATES—0.9%
16,000	CITIC Ltd. (China)	15
10,500	Fosun International Ltd. (China)	12
		27
INSURANCE—3.1%
1,900	BB Seguridade Participacoes SA (Brazil)	10
13,000	Fubon Financial Holding Co. Ltd. (Taiwan)	19
1,767	Korean Reinsurance Co. (South Korea)	11
1,775	Liberty Holdings Ltd. (South Africa)	7
5,451	Momentum Metropolitan Holdings (South Africa)	5
1,400	New China Life Insurance Co Ltd. (China)	5
14,164	Old Mutual Ltd. (South Africa)	9
16,000	PICC Property & Casualty Co. Ltd. (China)	13
1,000	Ping An Insurance Group Co. of China Ltd. (China)	11
1,600	Qualitas Controladora SAB de CV (Mexico)	6
		96
INTERACTIVE MEDIA & SERVICES—6.1%
2,800	Tencent Holdings Ltd. (China)	192
INTERNET & DIRECT MARKETING RETAIL—10.2%
816	Alibaba Group Holding Ltd. ADR (China)*,1	205
34	GS Home Shopping Inc. (South Korea)	3
56	Hyundai Home Shopping Network Corp. (South Korea)	3
407	JD.com Inc. ADR (China)*,1	26
1,000	Meituan Dianping Class B (China)*	25
221	Naspers Ltd. (South Africa)	40
916	Vipshop Holdings Ltd. ADR (China)*,1	21
		323
IT SERVICES—1.9%
3,500	Infosys Ltd. ADR (India)[1]	45
250	WNS Holdings Ltd. ADR (India)*,1	16
		61
MACHINERY—0.6%
800	Iochpe Maxion SA (Brazil)	2
17,000	Lonking Holdings Ltd. (China)	6
4,000	Sinotruk Hong Kong Ltd. (China)	12
		20

Harbor Robeco Emerging Markets Active Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MARINE—0.8%
623	Atlas Corp. (Marshall Islands)	$5
1,623	Costamare Inc. (Greece)	7
6,400	MISC BHD (Malaysia)	12
		24
MEDIA—0.3%
6,600	Astro Malaysia Holdings BHD (Malaysia)	1
132,200	Media Nusantara Citra TBK PT (Indonesia)*	8
		9
METALS & MINING—3.5%
1,064	African Rainbow Minerals Ltd. (South Africa)	12
208	Anglo American Platinum Ltd. (South Africa)	16
8,000	Jiangxi Copper Co. Ltd. (China)	9
71	KGHM Polska Miedz SA (Poland)*	2
1,150	Koza Altin Isletmeleri AS (Turkey)*	14
7,664	Koza Anadolu Metal Madencilik Isletmeleri AS (Turkey)*	16
524	Kumba Iron Ore Ltd. (South Africa)	17
8,000	Shougang Fushan Resources Group Ltd. (China)	2
2,000	Tata Steel Ltd. GDR (India)*,1	10
2,112	Vedanta Ltd. ADR (India)*,1	13
		111
OIL, GAS & CONSUMABLE FUELS—5.0%
47,800	Adaro Energy TBK PT (Indonesia)	4
9,000	China Coal Energy Co. Ltd. (China)	2
16,000	CNOOC Ltd. (China)	17
12,000	COSCO SHIPPING Energy Transportation Co. Ltd. (China)	5
1,400	Enauta Participacoes SA (Brazil)	3
260	GS Holdings Corp. (South Korea)	8
3,300	Indo Tambangraya Megah TBK PT (Indonesia)	2
419	LUKOIL PJSC ADR (Russia)[1]	29
754	Petroleo Brasileiro SA ADR (Brazil)[1]	6
4,400	PTT Exploration & Production PCL NVDR (Thailand)[1]	13
763	Reliance Industries Ltd. GDR (India)[1,2]	42
23,530	Shanxi Xishan Coal & Electricity Power Co. Ltd. (China)	14
18,000	Yanzhou Coal Mining Co. Ltd. (China)	14
		159
PHARMACEUTICALS—1.0%
400	Dr. Reddy's Laboratories Ltd. ADR (India)[1]	24
1,600	Livzon Pharmaceutical Group Inc. (China)	8
		32
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.1%
13,700	Beijing Capital Development Co. Ltd. (China)	13
11,000	China Overseas Grand Oceans Group Ltd. (China)	7
5,000	China Overseas Property Holdings Ltd. (China)	5
36,000	Gemdale Corp. (China)	7
4,000	Greenland Hong Kong Holdings Ltd. (China)	1
9,000	KWG Group Holdings Ltd. (China)*	16
8,000	Logan Property Holdings Co. Ltd. (China)	14
6,000	Poly Property Group Co. Ltd. (China)	2
		65
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.8%
378	DB Hitek Co. Ltd. (South Korea)	11
2,000	Kinsus Interconnect Technology Corp. (Taiwan)	5
4,000	Powertech Technology Inc. (Taiwan)	14
13,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	189
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
2,000	Topco Scientific Co. Ltd. (Taiwan)	$8
25,000	United Microelectronics Corp. (Taiwan)	19
		246
SOFTWARE—0.5%
166	Asseco Poland SA (Poland)	3
100	G Bits Network Technology (China)	9
1,000	Soft World International Corp. (Taiwan)	3
		15
SPECIALTY RETAIL—0.4%
5,000	HLA Corp. Ltd. (China)	4
400	JUMBO SA (Greece)	8
		12
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.4%
5,000	Chicony Electronics Co. Ltd. (Taiwan)	15
9,000	Lite-On Technology Corp. (Taiwan)	15
5,000	Pegatron Corp (Taiwan)	10
2,632	Samsung Electronics Co. Ltd. (South Korea)	129
		169
TEXTILES, APPAREL & LUXURY GOODS—0.4%
192	H.S. Industries Co. Ltd. (South Korea)	1
74	Handsome Co. Ltd. (South Korea)	2
7,700	Shanghai Yuyuan Tourist Mart Group Co. Ltd. (China)	11
		14
TRADING COMPANIES & DISTRIBUTORS—0.3%
324	LG International Corp. (South Korea)	4
25	POSCO International Corp (South Korea)	1
949	SK Networks Co. Ltd. (South Korea)	4
		9
TRANSPORTATION INFRASTRUCTURE—0.3%
973	Saudi Ground Services Co. (Saudi Arabia)*	8
WIRELESS TELECOMMUNICATION SERVICES—2.1%
4,000	China Mobile Ltd. (China)	27
1,564	Etihad Etisalat Co. (Saudi Arabia)*	11
145	Globe Telecom Inc. (Philippines)	6
73,300	Jasmine International PCL NVDR (Thailand)*,1	8
1,018	PLAY Communications SA (Poland)[2]	9
152	PLDT Inc. ADR (Philippines)[1]	4
825	Veon Ltd. ADR (Netherlands)[1]	2
		67
TOTAL COMMON STOCKS
(Cost $2,846)		2,956

EXCHANGE-TRADED FUNDS—1.3%
(Cost $45)
CAPITAL MARKETS—1.3%
1,296	iShares MSCI India ETF (India)	41

Harbor Robeco Emerging Markets Active Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

PREFERRED STOCKS—1.9%
Shares		Value
BANKS—0.6%
2,100	Banco Estado Rio Grande do Sul SA (Brazil)*	$6
7,000	Itausa - Investimentos Itau SA (Brazil)	14
		20
OIL, GAS & CONSUMABLE FUELS—0.6%
2,144	Petroleo Brasileiro SA ADR (Brazil)*,1	18
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.5%
415	Samsung Electronics Co Ltd. (South Korea)	18
WATER UTILITIES—0.1%
2,400	Cia de Saneamento do Parana (Brazil)*	3
TOTAL PREFERRED STOCKS
(Cost $80)		59
TOTAL INVESTMENTS—96.9%
(Cost $2,971)		3,056
CASH AND OTHER ASSETS, LESS LIABILITIES—3.1%		97
TOTAL NET ASSETS—100.0%		$3,153
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$134	$—	$134
Europe	39	82	—	121
Latin America	176	—	—	176
Middle East/Central Asia	181	90	—	271
Pacific Basin	320	1,919	15	2,254
Exchange-Traded Funds
Middle East/Central Asia	41	—	—	41
Preferred Stocks
Latin America	41	—	—	41
Pacific Basin	—	18	—	18
Total Investments in Securities	$798	$2,243	$15	$3,056
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Robeco Emerging Markets Active Equities Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2020. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 12/01/2019 (inception) (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2020 (000s)	Unrealized Gain/ Loss as of 07/31/2020 (000s)
Common Stocks	$—	$—	$—	$—	$—	$4	$11	$—	$15	$4
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2020 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Soulbrain Co. Ltd. (South Korea)	$15	Market Approach	Last Price	KRW 95,900

*	Non-income producing security
1	Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $67 or 2% of net assets.
h	Transferred from Level 2 to Level 3 due to the unavailability of observable market data for pricing
x	Fair valued in accordance with Harbor Funds’ Valuation Procedures.
KRW	South Korean Won
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Robeco Funds
Notes to Portfolios of Investments—July 31, 2020 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2020, the Trust consists of 37 separate portfolios. The portfolios covered by this report are: Harbor Robeco Emerging Markets Conservative Equities Fund, Harbor Robeco Global Conservative Equities Fund, Harbor Robeco International Conservative Equities Fund, Harbor Robeco US Conservative Equities Fund, and Harbor Robeco Emerging Markets Active Equities Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official

Harbor Robeco Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Douglas J. Skinner
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.DE.0120